ACCOUNTS RECEIVABLE, NET - Allowance For Credit Loss (Details)	12 Months Ended
Jun. 30, 2024 USD ($)
ACCOUNTS RECEIVABLE, NET
Specific allowance - transfer from allowance on financial guarantee services (note 3(i)), provisiovn	$ 719,689
Ending balance	$ 719,689